Net Income (Loss) Per Share	9 Months Ended
Dec. 31, 2024
LIONSGATE STUDIOS CORP [Member]
Net Loss Per Share
12. Net Income (Loss) Per Share
Basic net income (loss) per share is calculated based on the weighted average common shares outstanding for the period. Basic and diluted net income (loss) per share for the three and nine months ended December 31, 2024 and 2023 is presented below:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Income (Loss) Per Common Share:
Numerator:
Net income (loss) attributable to Lionsgate Studios Corp. shareholders	$6.4	$(41.1)	$(150.4)	$(46.5)
Accretion of redeemable noncontrolling interest	(0.3)	—	(1.0)	—

Net income (loss) attributable to Lionsgate Studios Corp. shareholders after accretion of redeemable noncontrolling interest	$6.1	$(41.1)	$(151.4)	$(46.5)

Denominator:
Weighted average common shares outstanding	288.7	253.4	283.3	253.4

Basic and diluted net income (loss) per common share	$0.02	$(0.16)	$(0.53)	$(0.18)

For periods prior to the Separation, basic net income (loss) per share and diluted net loss per share was calculated based on the 253.4 million shares issued to Lionsgate at the closing of the Business Combination.
Additionally, for the three and nine months ended December 31, 2024 and 2023, the outstanding common shares issuable presented below were excluded from diluted net income (loss) per common share because they are contingently issuable upon certain vesting criteria that have not been met as of the reporting period.

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
SEAC Sponsor Options	2.2	—	2.2	—

LIONS GATE ENTERTAINMENT CORP [Member]
Net Loss Per Share
11. Net Loss Per Share
Basic net loss per share is calculated based on the weighted average common shares outstanding for the period. Basic and diluted net loss per share for the three and nine months ended December 31, 2024 and 2023 is presented below:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Loss Per Common Share:
Numerator:
Net loss attributable to Lions Gate Entertainment Corp. shareholders	$(21.9)	$(106.6)	$(244.7)	$(1,063.5)
Accretion of redeemable noncontrolling interest	(0.3)	—	(1.0)	—

Net loss attributable to Lions Gate Entertainment Corp. shareholders after accretion of redeemable noncontrolling interest	$(22.2)	$(106.6)	$(245.7)	$(1,063.5)

Denominator:
Weighted average common shares outstanding	240.2	235.1	238.4	233.1

Basic and diluted net loss per common share	$(0.09)	$(0.45)	$(1.03)	$(4.56)

As a result of the net loss in the three and nine months ended December 31, 2024 and 2023, the dilutive effect of the share purchase options, RSUs and restricted stock, and contingently issuable shares were considered anti-dilutive and, therefore, excluded from diluted net loss per share. The weighted average anti-dilutive shares excluded from the calculation due to the net loss for the three and nine months ended December 31, 2024 totaled 1.1 million and 2.5 million, respectively, (three and nine months ended December 31, 2023 - 1.6 million and 2.7 million, respectively).

Additionally, for the three and nine months ended December 31, 2024 and 2023, the outstanding common shares issuable presented below were excluded from diluted net loss per common share because their inclusion would have had an anti-dilutive effect regardless of net income or loss in the period.

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Anti-dilutive shares issuable
Share purchase options	18.2	16.8	16.6	18.0
Restricted share units	5.2	0.6	3.9	2.5
Other issuable shares	4.7	4.4	4.1	4.1

Total weighted average anti-dilutive shares issuable excluded from diluted net income (loss) per common share	28.1	21.8	24.6	24.6